United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/19

Date of Reporting Period: Six months ended 10/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2018
Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2018 through October 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

1

Portfolio of Investments Summary Table (unaudited)
At October 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	98.7%
Derivative Contracts[2]	0.1%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—98.7%
		Basic Industry - Chemicals—0.3%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$350,948
		Basic Industry - Metals & Mining—2.8%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	235,615
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	823,335
580,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	603,200
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	441,226
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,006,531
600,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	621,453
		TOTAL	3,731,360
		Basic Industry - Paper—0.7%
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	777,760
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	217,689
		TOTAL	995,449
		Capital Goods - Aerospace & Defense—2.6%
300,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	284,233
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	267,325
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	271,896
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	441,825
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	380,677
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.10%, 1/15/2023	490,027
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	288,697
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.93%, 1/15/2025	283,162
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.049%, (3-month USLIBOR +1.735%), 2/15/2042	814,625
		TOTAL	3,522,467
		Capital Goods - Building Materials—1.0%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	741,264
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	272,286
228,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	242,630
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	84,807
		TOTAL	1,340,987
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.6%
$500,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	$503,730
300,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	277,423
	TOTAL	781,153
	Capital Goods - Diversified Manufacturing—1.7%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	237,985
287,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	291,961
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	567,950
350,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	331,605
577,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	571,885
210,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	201,979
	TOTAL	2,203,365
	Capital Goods - Packaging—0.4%
500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 3.75%, 3/15/2025	481,889
	Communications - Cable & Satellite—2.2%
260,000	CCO Safari II LLC, 3.579%, 7/23/2020	259,762
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	192,276
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	605,080
350,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	329,801
490,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	472,692
500,000	Comcast Corp., Sr. Unsecd. Note, 4.15%, 10/15/2028	496,531
570,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	552,357
	TOTAL	2,908,499
	Communications - Media & Entertainment—1.5%
30,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,316
1,065,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,053,605
750,000	CBS Corp., 3.70%, 8/15/2024	727,241
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	233,268
	TOTAL	2,044,430
	Communications - Telecom Wireless—0.8%
300,000	American Tower Corp., Sr. Unsecd. Note, 3.50%, 1/31/2023	294,050
500,000	Crown Castle International Corp., 3.15%, 7/15/2023	480,443
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	287,934
	TOTAL	1,062,427
	Communications - Telecom Wirelines—2.4%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	590,987
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$370,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	$381,158
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	185,037
660,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	669,900
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	504,190
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	256,681
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	616,173
	TOTAL	3,204,126
	Consumer Cyclical - Automotive—2.4%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	591,631
250,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	246,923
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	479,583
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	227,161
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	366,564
700,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	661,235
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	237,030
440,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	432,545
	TOTAL	3,242,672
	Consumer Cyclical - Leisure—0.8%
1,053,892	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,087,520
	Consumer Cyclical - Lodging—0.3%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	467,438
	Consumer Cyclical - Retailers—2.1%
206,482	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	210,937
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	326,368
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	674,337
800,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	780,426
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	445,551
375,000	WalMart, Inc., Sr. Unsecd. Note, 3.40%, 6/26/2023	374,029
	TOTAL	2,811,648
	Consumer Cyclical - Services—2.3%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	457,578
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.40%, 2/22/2023	478,151
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.15%, 8/22/2027	160,427
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	$483,101
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	519,375
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	226,883
500,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	487,648
280,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	269,482
	TOTAL	3,082,645
	Consumer Non-Cyclical - Food/Beverage—8.8%
500,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	490,410
600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	569,983
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	487,915
750,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	744,814
515,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.65%, 11/15/2028	516,371
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	717,257
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	309,532
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	354,399
280,000	General Mills, Inc., Sr. Unsecd. Note, 3.70%, 10/17/2023	276,161
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	489,169
750,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	761,693
770,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	730,957
600,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	581,925
500,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	497,509
360,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	356,353
750,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	715,591
850,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	844,298
320,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	304,820
500,000	PepsiCo, Inc., 2.75%, 4/30/2025	473,500
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	133,292
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	704,685
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	55,924
350,000	Tyson Foods, Inc., 3.95%, 8/15/2024	348,619
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$160,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.90%, 9/28/2023	$160,154
	TOTAL	11,625,331
	Consumer Non-Cyclical - Health Care—1.1%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	420,166
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	558,794
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	242,680
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	260,918
	TOTAL	1,482,558
	Consumer Non-Cyclical - Pharmaceuticals—4.6%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	207,989
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	503,036
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	62,995
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	577,416
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	345,092
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	196,660
500,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	496,153
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,296,242
250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	247,479
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	328,532
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	187,666
350,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	331,626
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	840,859
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	489,642
	TOTAL	6,111,387
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	717,198
	Consumer Non-Cyclical - Supermarkets—0.5%
300,000	Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	293,683
500,000	Kroger Co., Sr. Unsecd. Note, 2.65%, 10/15/2026	438,407
	TOTAL	732,090
	Consumer Non-Cyclical - Tobacco—0.6%
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	489,479
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	$308,025
	TOTAL	797,504
	Energy - Independent—1.6%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	475,637
188,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	184,154
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	437,940
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	467,462
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	504,966
	TOTAL	2,070,159
	Energy - Integrated—1.9%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	494,877
300,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	295,847
700,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	702,542
620,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	599,334
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	374,252
	TOTAL	2,466,852
	Energy - Midstream—3.9%
250,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	244,333
400,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	398,477
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	656,461
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.20%, 9/15/2023	189,361
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	499,863
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	290,582
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	340,576
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	377,541
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	331,381
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	372,668
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	675,836
450,000	Williams Partners LP, 5.25%, 3/15/2020	460,252
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.75%, 6/15/2027	279,866
	TOTAL	5,117,197
	Energy - Oil Field Services—0.7%
100,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	99,940
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	472,456
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	296,929
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Oil Field Services—continued
$55,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	$35,750
	TOTAL	905,075
	Financial Institution - Banking—20.7%
1,000,000	American Express Co., Sr. Unsecd. Note, 2.20%, 10/30/2020	976,933
715,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	705,018
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	238,679
1,375,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,311,984
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	459,919
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	470,273
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	192,900
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	389,550
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	585,826
500,000	Citigroup, Inc., 4.125%, 7/25/2028	475,238
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	240,607
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	488,515
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	458,669
610,000	Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	623,562
1,230,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,222,382
635,000	Comerica, Inc., 3.80%, 7/22/2026	608,201
500,000	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.50%, 6/11/2021	496,198
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	237,732
750,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.20%, 10/30/2020	733,839
690,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	664,460
750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	735,891
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	748,342
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	240,250
250,000	Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	243,404
500,000	HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	494,147
500,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	487,133
250,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	239,110
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.875%, 8/20/2020	495,103
407,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	435,315
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	240,981
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	$507,852
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	975,737
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,475,063
300,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	283,874
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	357,353
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%), 12/1/2021	662,052
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	331,099
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,465,578
500,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	512,713
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	480,416
743,442	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	454,213
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	882,781
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	728,586
220,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	206,197
500,000		US Bancorp, Sub. Note, Series MTN, 3.60%, 9/11/2024	491,999
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	245,015
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	952,668
500,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	490,647
		TOTAL	27,444,004
		Financial Institution - Broker/Asset Mgr/Exchange—2.8%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	398,120
900,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,149,054
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	213,810
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	250,859
165,000		Nuveen LLC, Sr. Unsecd. Note, Series 144A, 4.00%, 11/1/2028	165,316
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	398,869
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	149,087
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	471,159
465,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	464,204
		TOTAL	3,660,478
		Financial Institution - Finance Companies—1.3%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	490,781
894,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	866,980
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	$432,756
	TOTAL	1,790,517
	Financial Institution - Insurance - Health—0.8%
200,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 3.75%, 7/15/2023	198,584
450,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2028	440,320
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	401,483
	TOTAL	1,040,387
	Financial Institution - Insurance - Life—1.9%
500,000	American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	527,975
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	243,449
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	219,394
280,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	427,700
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	492,470
300,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	387,153
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	267,844
	TOTAL	2,565,985
	Financial Institution - Insurance - P&C—1.6%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	196,049
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.45%, 8/15/2027	230,001
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.70%, 3/13/2023	241,077
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	294,618
220,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	226,681
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	271,170
400,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	607,907
	TOTAL	2,067,503
	Financial Institution - REIT - Apartment—0.9%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	375,532
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	489,850
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	275,508
	TOTAL	1,140,890
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.7%
$600,000	Healthcare Trust of America, 3.70%, 4/15/2023	$588,176
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	295,748
	TOTAL	883,924
	Financial Institution - REIT - Office—0.8%
250,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	248,010
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	600,351
280,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	266,419
	TOTAL	1,114,780
	Financial Institution - REIT - Other—0.6%
240,000	Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	232,022
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	510,310
	TOTAL	742,332
	Financial Institution - REIT - Retail—1.1%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	639,753
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	98,353
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	445,549
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	244,564
	TOTAL	1,428,219
	Sovereign—1.2%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	846,673
640,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	780,583
	TOTAL	1,627,256
	Technology—7.8%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	527,549
585,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	558,129
750,000	Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	722,807
250,000	Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	241,196
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	336,729
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	220,476
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	257,212
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	488,245
600,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	605,358
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	394,264
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.95%, 6/15/2023	44,644
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.20%, 10/1/2028	297,583
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	$930,055
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	499,206
500,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	505,616
500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	479,002
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	684,843
350,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	346,028
200,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	195,243
750,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	720,596
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	296,834
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	345,740
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	255,031
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	352,960
	TOTAL	10,305,346
	Transportation - Railroads—0.3%
90,336	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	93,103
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	286,362
	TOTAL	379,465
	Utility - Electric—4.9%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	305,622
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	414,000
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	395,157
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.40%, 8/15/2022	239,465
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	474,571
500,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2067	482,875
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	174,629
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	443,104
280,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	267,415
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	217,368
250,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	255,299
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	386,464
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	$285,795
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	114,361
580,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	587,162
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	476,640
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	232,224
440,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	448,474
350,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	343,564
	TOTAL	6,544,189
	Utility - Natural Gas—1.8%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	233,960
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	292,276
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	544,099
500,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	480,821
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	298,542
500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	494,504
	TOTAL	2,344,202
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	514,574
	TOTAL CORPORATE BONDS (IDENTIFIED COST $133,529,617)	130,938,425
	INVESTMENT COMPANY—1.0%
1,292,482	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[3] (IDENTIFIED COST $1,292,741)	1,292,611
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $134,822,358)[4]	132,231,036
	OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	413,212
	TOTAL NET ASSETS—100%	$132,644,248
Semi-Annual Shareholder Report
14

At October 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
6U.S. Treasury Notes 10-Year Long Futures	34	$4,026,875	December 2018	$(40,611)
6U.S. Treasury Long Bond Short Futures	19	$2,624,375	December 2018	$127,760
6U.S. Treasury Ultra Bond Short Futures	10	$1,492,188	December 2018	$110,915
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$198,064
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2018	2,425,813
Purchases/Additions	28,328,278
Sales/Reductions	(29,461,609)
Balance of Shares Held 10/31/2018	1,292,482
Value	$1,292,611
Change in Unrealized Appreciation/Depreciation	$(373)
Net Realized Gain/(Loss)	$684
Dividend Income	$27,067
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $134,822,358.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Semi-Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$130,484,212	$454,213	$130,938,425
Investment Company	1,292,611	—	—	1,292,611
TOTAL SECURITIES	$1,292,611	$130,484,212	$454,213	$132,231,036
Other Financial Instruments[1]
Assets	$238,675	$—	$—	$238,675
Liabilities	(40,611)	—	—	(40,611)
TOTAL OTHER FINANCIAL INSTRUMENTS	$198,064	$—	$—	$198,064
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended April 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.93	$9.30	$9.34	$9.55	$9.61	$10.40
Income From Investment Operations:
Net investment income	0.14	0.28	0.28	0.33	0.35	0.41
Net realized and unrealized gain (loss)	(0.09)	(0.26)	(0.01)	(0.20)	(0.05)	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.02	0.27	0.13	0.30	0.17
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.29)	(0.33)	(0.35)	(0.42)
Distributions from net realized gain	—	(0.11)	(0.02)	(0.01)	(0.01)	(0.54)
TOTAL DISTRIBUTIONS	(0.14)	(0.39)	(0.31)	(0.34)	(0.36)	(0.96)
Net Asset Value, End of Period	$8.84	$8.93	$9.30	$9.34	$9.55	$9.61
Total Return[1]	0.55%	0.16%	3.01%	1.46%	3.22%	1.85%
Ratios to Average Net Assets:
Net expenses	0.58%[2]	0.57%	0.57%	0.56%	0.56%	0.56%
Net investment income	3.11%[2]	3.06%	3.06%	3.56%	3.66%	4.20%
Expense waiver/reimbursement[3]	0.26%[2]	0.18%	0.17%	0.19%	0.19%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,141	$139,886	$188,122	$222,484	$249,125	$216,134
Portfolio turnover	32%	22%	29%	28%	16%	20%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended April 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.93	$9.30	$9.34	$9.55	$9.62	$10.40
Income From Investment Operations:
Net investment income	0.13	0.26	0.26	0.31	0.33	0.40
Net realized and unrealized gain (loss)	(0.08)	(0.26)	(0.01)	(0.20)	(0.06)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.00[1]	0.25	0.11	0.27	0.15
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.27)	(0.31)	(0.33)	(0.39)
Distributions from net realized gain	—	(0.11)	(0.02)	(0.01)	(0.01)	(0.54)
TOTAL DISTRIBUTIONS	(0.13)	(0.37)	(0.29)	(0.32)	(0.34)	(0.93)
Net Asset Value, End of Period	$8.85	$8.93	$9.30	$9.34	$9.55	$9.62
Total Return[2]	0.54%	(0.09)%	2.76%	1.21%	2.86%	1.71%
Ratios to Average Net Assets:
Net expenses	0.83%[3]	0.82%	0.82%	0.81%	0.81%	0.81%
Net investment income	2.86%[3]	2.82%	2.81%	3.31%	3.41%	3.84%
Expense waiver/reimbursement[4]	0.50%[3]	0.41%	0.40%	0.40%	0.39%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,503	$20,034	$22,505	$24,296	$29,217	$34,610
Portfolio turnover	32%	22%	29%	28%	16%	20%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
October 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $1,292,611 of investment in an affiliated holding (identified cost $134,822,358)		$132,231,036
Restricted cash (Note 2)		52,424
Income receivable		1,353,369
Income receivable from an affiliated holding		9,267
Receivable for shares sold		15,552
Receivable for daily variation margin on futures contracts		15,063
TOTAL ASSETS		133,676,711
Liabilities:
Payable for investments purchased	$482,294
Payable for shares redeemed	368,118
Bank overdraft	833
Income distribution payable	146,997
Payable for investment adviser fee (Note 5)	868
Payable for administrative fees (Note 5)	291
Payable for other service fees (Notes 2 and 5)	5,807
Accrued expenses (Note 5)	27,255
TOTAL LIABILITIES		1,032,463
Net assets for 14,997,004 shares outstanding		$132,644,248
Net Assets Consist of:
Paid-in capital		$133,930,860
Total distributable earnings (loss)		(1,286,612)
TOTAL NET ASSETS		$132,644,248
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($114,141,145 ÷ 12,905,239 shares outstanding), no par value, unlimited shares authorized		$8.84
Service Shares:
Net asset value per share ($18,503,103 ÷ 2,091,765 shares outstanding), no par value, unlimited shares authorized		$8.85
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended October 31, 2018 (unaudited)
Investment Income:
Interest			$2,600,038
Dividends received from an affiliated holding*			27,067
TOTAL INCOME			2,627,105
Expenses:
Investment adviser fee (Note 5)		$356,366
Administrative fee (Note 5)		57,125
Custodian fees		11,034
Transfer agent fee		51,535
Directors'/Trustees' fees (Note 5)		1,180
Auditing fees		14,922
Legal fees		6,013
Portfolio accounting fees		39,566
Distribution services fee (Note 5)		23,302
Other service fees (Notes 2 and 5)		29,435
Share registration costs		21,743
Printing and postage		12,523
Miscellaneous (Note 5)		15,094
TOTAL EXPENSES		639,838
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(176,265)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(29,507)
TOTAL WAIVERS AND REIMBURSEMENTS		(205,772)
Net expenses			434,066
Net investment income			2,193,039
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $684 on sales of investments in an affiliated holding*)			407,079
Net realized loss on futures contracts			(156,163)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(373) on investments in an affiliated holding*)			(1,887,541)
Net change in unrealized depreciation of futures contracts			310,111
Net realized and unrealized loss on investments and futures contracts			(1,326,514)
Change in net assets resulting from operations			$866,525
* See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2018	Year Ended 4/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,193,039	$5,895,831
Net realized gain	250,916	1,745,444
Net change in unrealized appreciation/depreciation	(1,577,430)	(6,783,671)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	866,525	857,604
Distributions to Shareholders (Note 2):
Institutional Shares	(1,921,494)	(7,300,676)
Service Shares	(265,691)	(793,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,187,185)	(8,094,018)
Share Transactions:
Proceeds from sale of shares	17,998,113	52,536,859
Net asset value of shares issued to shareholders in payment of distributions declared	1,202,932	4,591,612
Cost of shares redeemed	(45,155,806)	(100,599,269)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,954,761)	(43,470,798)
Change in net assets	(27,275,421)	(50,707,212)
Net Assets:
Beginning of period	159,919,669	210,626,881
End of period	$132,644,248	$159,919,669
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2018 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $205,772 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended October 31, 2017, were from the following sources:
Net investment income
Institutional Shares	$5,340,474
Service Shares	572,903

Net realized gain
Institutional Shares	$1,960,202
Service Shares	220,439
Distributions in excess of net investment income at October 31, 2017, was $182,326.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$6,205	$(6,205)
Service Shares	23,230	—
TOTAL	$29,435	$(6,205)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specific amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,874,496 and $5,823,362, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$198,064*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(156,163)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$310,111
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,789,025	$15,929,938	4,970,595	$46,051,453
Shares issued to shareholders in payment of distributions declared	108,845	969,891	425,312	3,915,204
Shares redeemed	(4,652,367)	(41,509,029)	(9,971,256)	(91,729,951)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,754,497)	$(24,609,200)	(4,575,349)	$(41,763,294)

	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	232,181	$2,068,175	705,531	$6,485,406
Shares issued to shareholders in payment of distributions declared	26,144	233,041	73,479	676,408
Shares redeemed	(409,022)	(3,646,777)	(957,095)	(8,869,318)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(150,697)	$(1,345,561)	(178,085)	$(1,707,504)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,905,194)	$(25,954,761)	(4,753,434)	$(43,470,798)
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4. FEDERAL TAX INFORMATION
At October 31, 2018, the cost of investments for federal tax purposes was $134,822,358. The net unrealized depreciation of investments for federal tax purposes was $2,393,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,462,817 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,856,075. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2018, the Adviser voluntarily waived $175,520 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2018, the Adviser reimbursed $745.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$23,302	$(23,302)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2018, FSSC received $1,050 and reimbursed $6,205 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2018, were as follows:
Purchases	$55,062,642
Sales	$122,823,867
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2018, the Fund had no outstanding loans. During the six months ended October 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2018, there were no outstanding loans. During the six months ended October 31, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,005.50	$2.93
Service Shares	$1,000	$1,005.40	$4.20
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.30	$2.96
Service Shares	$1,000	$1,021.00	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.58%
Service Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Intermediate Corporate Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
35

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Semi-Annual Shareholder Report
36

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
38

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2018
Share Class | Ticker	A | FTIAX	Institutional* | FSTIX	Service* | FSISX
	Y* | FSTYX	R6 | FSILX
* Effective at close of business on November 2, 2018, the Institutional Shares have been redesignated as Service Shares, the Class Y Shares have been redesignated as Institutional Shares, and the existing Service Shares have been converted into the newly redesignated Service Shares.

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2018 through October 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Portfolio of Investments Summary Table (unaudited)
At October 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	41.9%
Corporate Debt Securities	33.8%
Collateralized Mortgage Obligations	7.7%
U.S. Treasury[3]	6.8%
Derivative Contracts[4,5]	(0.0)%
Foreign Government/Agency	0.2%
Adjustable Rate Mortgages	0.1%
Municipal Bond	0.1%
Mortgage-Backed Securities[4,6]	0.0%
Federated Bank Loan Core Fund	3.5%
Federated Mortgage Core Portfolio	2.3%
Federated Project and Trade Finance Core Fund	0.5%
High Yield Bond Portfolio	0.2%
Cash Equivalents[7]	3.1%
Other Assets and Liabilities—Net[8]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6.	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$ 2,586	[1]	FHLMC ARM 390260, 2.245%, 10/01/2030	$2,587
5,205	[1]	FHLMC ARM 420173, 5.75%, 4/01/2030	5,333
4,375	[1]	FHLMC ARM 420196, 5.328%, 11/01/2030	4,626
346,488	[1]	FHLMC ARM 780443, 3.643%, 3/01/2033	360,910
		TOTAL	373,456
		Federal National Mortgage Association—0.1%
139,583	[1]	FNMA ARM 544843, 2.871%, 10/01/2027	142,159
144,104	[1]	FNMA ARM 544852, 2.838%, 4/01/2028	146,744
231,882	[1]	FNMA ARM 544884, 2.813%, 5/01/2034	237,483
340,467	[1]	FNMA ARM 556379, 3.346%, 5/01/2040	344,488
109,882	[1]	FNMA ARM 556388, 3.346%, 5/01/2040	111,193
489,124	[1]	FNMA ARM 618128, 2.268%, 8/01/2033	492,164
		TOTAL	1,474,231
		Government National Mortgage Association—0.0%
3,283	[1]	GNMA ARM 8902, 30 Year, 3.375%, 1/20/2022	3,299
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,836,309)	1,850,986
		ASSET-BACKED SECURITIES—41.9%
		Auto Receivables—20.0%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	2,953,044
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.600%, (1-month USLIBOR +0.320%), 7/15/2022	2,004,903
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	7,017,271
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,964,227
10,000,000	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.517%, (1-month USLIBOR +0.230%), 7/19/2021	10,005,096
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.26%, 1/18/2024	4,981,786
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.600%, (1-month USLIBOR +0.320%), 5/15/2023	4,500,267
3,000,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,984,605
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.36%, 3/21/2022	5,005,348
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	4,942,326
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$9,234,510		California Republic Auto Receivables Trust 2016-1, Class A4, 2.24%, 10/15/2021	$9,183,571
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.52%, 5/16/2022	2,944,215
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.51%, 3/15/2023	1,975,692
2,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.00%, 11/19/2021	1,992,951
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.63%, 1/19/2024	3,248,756
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.71%, 5/15/2029	3,982,496
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.57%, 4/15/2030	2,273,583
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.06%, 8/15/2030	1,990,667
1,541,388	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 3.430%, (1-month USLIBOR +1.150%), 3/15/2028	1,546,122
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	979,284
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	978,501
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	982,724
4,693,724		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	4,696,644
3,500,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,496,382
6,693,988		Drive Auto Receivables Trust 2018-2, Class A2, 2.64%, 9/15/2020	6,696,427
4,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.37%, 9/15/2022	4,001,386
3,000,000		Drive Auto Receivables Trust 2018-4, Class A2A, 2.78%, 10/15/2020	2,999,633
2,762,377		Enterprise Fleet Financing LLC 2015-2, Class A3, 2.09%, 2/22/2021	2,760,535
210,126		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	209,937
521,804		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	519,898
3,000,000		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.14%, 2/20/2024	2,992,816
4,000,000		Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	3,984,120
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.49%, 3/15/2022	9,989,311
2,657,398	[1]	GM Financial Automobile Leasing 2018-1, Class A2B, 1.79%, (1-month USLIBOR +0.200%), 4/20/2020	2,659,012
6,150,000		GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,136,178
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.45%, 7/17/2023	2,452,892
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.77%, 7/17/2023	2,831,154
9,025,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	8,994,513
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.62%, 6/17/2024	2,997,293
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,470,720
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.01%, 5/18/2022	$8,962,878
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,677,095
2,000,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,997,201
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,176,795
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	1,973,108
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.04%, 10/15/2021	4,784,601
9,600,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	9,518,597
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	2,176,001
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.980%, (1-month USLIBOR +0.700%), 5/17/2021	4,011,220
3,800,000	[1]	Motor PLC 2017-1A, Class A1, 2.811%, (1-month USLIBOR +0.530%), 9/25/2024	3,801,746
7,000,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 3.061%, (1-month USLIBOR +0.780%), 6/27/2022	7,019,427
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 2.968%, (1-month USLIBOR +0.800%), 9/25/2023	2,003,706
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 3.218%, (1-month USLIBOR +1.050%), 9/25/2023	2,256,172
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 3.718%, (1-month USLIBOR +1.550%), 9/25/2023	2,342,826
4,350,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 3.980%, (1-month USLIBOR +1.700%), 4/15/2021	4,379,214
2,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	1,998,390
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.130%, (1-month USLIBOR +0.850%), 4/18/2022	5,024,072
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.293%, (1-month USLIBOR +0.600%), 10/16/2023	4,000,594
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,003,028
253,205		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	253,177
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,597,654
824,890		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	824,551
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	$3,945,452
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,977,179
3,000,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	2,962,258
6,200,000	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.610%, (1-month USLIBOR +0.210%), 2/25/2021	6,200,371
1,918,199		Toyota Auto Receivables Owner Trust 2015-B, Class A4, 1.74%, 9/15/2020	1,914,308
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	1,939,330
4,000,000		World Omni Auto Receivables Trust 2018-C, Class A2, 2.80%, 1/18/2022	3,993,587
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,971,419
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	5,940,916
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.43%, 3/15/2024	3,991,328
		TOTAL	266,944,487
		Credit Card—14.5%
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 2.780%, (1-month USLIBOR +0.500%), 12/15/2021	5,008,366
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.20%, 5/15/2023	6,112,016
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.830%, (1-month USLIBOR +0.550%), 12/15/2025	9,930,474
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.850%, (1-month USLIBOR +0.570%), 2/17/2026	3,006,598
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.35%, 4/15/2024	13,000,650
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.670%, (1-month USLIBOR +0.390%), 10/15/2021	5,008,014
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.660%, (1-month USLIBOR +0.380%), 6/15/2021	8,005,298
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,926,390
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.580%, (1-month USLIBOR +0.300%), 5/15/2023	1,001,445
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.498%, (1-month USLIBOR +0.330%), 7/15/2024	10,008,979
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.910%, (1-month USLIBOR +0.630%), 2/15/2024	$8,077,353
2,200,000	[1]	Cards II Trust 2017-2A, Class A, 2.540%, (1-month USLIBOR +0.260%), 10/17/2022	2,201,186
6,700,000	[1]	Cards II Trust 2018-1A, Class A, 2.630%, (1-month USLIBOR +0.350%), 4/17/2023	6,685,887
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.480%, (1-month USLIBOR +0.200%), 4/17/2023	4,006,334
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.610%, (1-month USLIBOR +0.330%), 1/20/2025	6,998,467
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.617%, (1-month USLIBOR +0.340%), 6/7/2025	7,005,741
3,500,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	3,493,004
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.640%, (1-month USLIBOR +0.360%), 4/15/2025	5,010,790
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 1.00%, (1-month USLIBOR +0.390%), 3/15/2026	4,001,159
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.95%, 3/15/2023	2,975,401
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.630%, (1-month USLIBOR +0.350%), 7/15/2022	3,007,015
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.680%, (1-month USLIBOR +0.400%), 4/18/2022	5,004,289
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.750%, (1-month USLIBOR +0.460%), 10/15/2024	6,001,522
8,000,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.730%, (1-month USLIBOR +0.450%), 3/15/2021	8,007,832
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,209,466
8,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	7,857,510
5,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.800%, (1-month USLIBOR +0.520%), 7/15/2024	5,716,118
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	2,808,608
5,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.680%, (1-month USLIBOR +0.400%), 7/15/2022	5,000,582
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	4,964,244
6,000,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.770%, (1-month USLIBOR +0.490%), 7/21/2024	5,992,581
2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.620%, (1-month USLIBOR +0.340%), 1/21/2022	1,996,189
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.742%, (1-month USLIBOR +0.450%), 9/18/2022	5,998,482
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$1,500,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.544%, (1-month USLIBOR +0.250%), 2/27/2023	$1,499,983
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.633%, (1-month USLIBOR +0.350%), 9/26/2023	10,001,811
		TOTAL	193,529,784
		Equipment Lease—1.9%
1,609,333		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	1,566,295
1,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,750,357
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.97%, 10/22/2024	5,012,618
1,000,000		Great American Leasing Receivables 2018-1, Class B, 2.99%, 6/17/2024	982,917
2,700,000		Great American Leasing Receivables 2018-1, Class C, 3.14%, 6/16/2025	2,657,783
6,000,000		MMAF Equipment Finance LLC 2018-A, Class A2, 2.92%, 7/12/2021	5,988,447
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.780%, (1-month USLIBOR +0.500%), 11/15/2022	2,508,046
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.800%, (1-month USLIBOR +0.520%), 7/17/2023	4,018,816
		TOTAL	24,485,279
		Home Equity Loan—0.1%
467,176	[1]	Carrington Mortgage Loan Trust, Class A3, 2.461%, (1-month USLIBOR +0.180%), 2/25/2036	466,671
10,876	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.760%, (1-month USLIBOR +0.480%), 1/15/2028	9,226
2,117,771		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	587,755
94,103	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.301%, (1-month USLIBOR +1.020%), 11/25/2034	93,376
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	25,285
4,059	[1]	Quest Trust 2004—X1, Class A, 2.941%, (1-month USLIBOR +0.660%), 3/25/2034	4,063
		TOTAL	1,186,376
		Other—5.3%
754,382	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.290%, (3-month USLIBOR +0.800%), 2/25/2043	758,208
1,592,736	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.961%, (1-month USLIBOR +0.680%), 10/25/2035	1,595,561
1,491,353	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.471%, (1-month USLIBOR +0.190%), 3/25/2067	1,491,571
3,645,907		Navient Student Loan Trust 2018-A, Class A1, 2.53%, 2/18/2042	3,617,071
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$4,114,423	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.630%, (1-month USLIBOR +0.350%), 12/15/2059	$4,117,238
445,477	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.340%, (3-month USLIBOR +0.850%), 10/25/2025	445,842
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,918,560
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.860%, (1-month USLIBOR +0.580%), 3/15/2021	1,502,094
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 3.230%, (1-month USLIBOR +0.950%), 3/15/2021	1,499,662
2,900,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.680%, (1-month USLIBOR +0.400%), 2/15/2022	2,902,383
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.08%, 2/15/2023	3,940,657
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.77%, 10/16/2023	4,255,615
3,000,000		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,988,835
874,969	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.881%, (1-month USLIBOR +0.600%), 11/25/2027	879,367
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,039,332
3,479,221	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.680%, (1-month USLIBOR +1.400%), 10/15/2031	3,497,691
1,328,948	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.430%, (1-month USLIBOR +1.150%), 1/15/2026	1,333,931
4,000,000	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.481%, (1-month USLIBOR +0.300%), 9/15/2025	4,004,593
1,232,090	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.981%, (1-month USLIBOR +0.700%), 3/26/2040	1,238,424
2,087,142	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.781%, (1-month USLIBOR +0.500%), 11/26/2040	2,096,627
3,334,641		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	3,301,488
1,202,264	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	1,205,059
1,925,431		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.08%, 1/25/2048	1,922,455
1,491,244		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	1,488,111
744,623		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	741,944
3,167,613		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	3,153,736
2,293,332	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.031%, (1-month USLIBOR +0.750%), 9/25/2056	2,293,410
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.55%, 4/20/2023	6,000,393
		TOTAL	71,229,858
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Rate Reduction Bond—0.1%
$1,558,275		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	$1,617,176
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $562,488,273)	558,992,960
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.7%
		Commercial Mortgage—2.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.530%, (1-month USLIBOR +1.250%), 7/15/2035	4,998,550
275,127		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	274,678
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.680%, (1-month USLIBOR +1.400%), 11/15/2036	4,998,448
1,599,325		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,568,011
363,444		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	364,930
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.070%, (1-month USLIBOR +0.790%), 4/10/2046	5,025,509
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.490%, (1-month USLIBOR +1.200%), 6/15/2045	5,086,586
4,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.340%, (1-month USLIBOR +1.050%), 7/15/2046	4,873,821
		TOTAL	27,190,533
		Federal Home Loan Mortgage Corporation—0.2%
117		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	117
2,011		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	2,048
11,834		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	12,578
39,950		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	39,613
36,570		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	36,749
32,528		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	33,598
787,316	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 2.580%, (1-month USLIBOR +0.300%), 2/15/2036	787,309
93,540	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.740%, (1-month USLIBOR +0.460%), 2/15/2034	94,195
259,550	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 2.680%, (1-month USLIBOR +0.400%), 7/15/2036	260,252
120,671	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 3.030%, (1-month USLIBOR +0.750%), 7/15/2036	122,694
400,641	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 3.190%, (1-month USLIBOR +0.910%), 7/15/2037	408,484
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$110,487		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	$123,116
813,287	[1]	Federal Home Loan Mortgage Corp., Series KGRP, Class A, 2.641%, (1-month USLIBOR +0.380%), 4/25/2020	814,313
		TOTAL	2,735,066
		Federal National Mortgage Association—0.5%
4,722		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	4,828
468		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	488
9,358		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	9,721
10,617	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, (10-year CMT +48.285%), Maximum Rate 9.749%, 7/25/2023	11,289
916	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, (3-month CMT +0.700%), 10/25/2023	932
3,831		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	3,963
103,195		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	111,069
47,543	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 2.781%, (1-month USLIBOR +0.500%), 9/25/2032	48,026
10,836		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	10,857
6,797		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	6,759
211,196	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 2.711%, (1-month USLIBOR +0.430%), 6/25/2036	212,386
937,637	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.731%, (1-month USLIBOR +0.450%), 7/25/2037	943,250
133,664	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 3.281%, (1-month USLIBOR +1.000%), 6/25/2037	137,287
52,154	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 3.081%, (1-month USLIBOR +0.800%), 5/25/2039	52,563
283,608	[1]	Federal National Mortgage Association REMIC 2009-69 F, 3.131%, (1-month USLIBOR +0.850%), 4/25/2037	289,811
432,006	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 2.821%, (1-month USLIBOR +0.540%), 7/25/2037	435,881
802,995	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 2.731%, (1-month USLIBOR +0.450%), 3/25/2041	806,415
2,891,110	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 2.681%, (1-month USLIBOR +0.400%), 2/25/2042	2,900,796
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$381		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	$401
10,909		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	11,300
16,362	[1]	Federal National Mortgage Association, Class FB, 2.781%, (1-month USLIBOR +0.500%), 8/25/2039	16,457
		TOTAL	6,014,479
		Government Agency—0.1%
959,716		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	943,881
399,069	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.729%, (1-month USLIBOR +0.450%), 1/8/2020	399,465
		TOTAL	1,343,346
		Government National Mortgage Association—0.7%
4,295,600	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 2.654%, (1-month USLIBOR +0.540%), 7/20/2063	4,306,316
5,164,247	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 2.664%, (1-month USLIBOR +0.550%), 7/20/2063	5,176,999
		TOTAL	9,483,315
		Non-Agency Mortgage—4.2%
6,229		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.332%, 3/25/2033	6,391
8,775		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	9,030
10,000,000	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.714%, (3-month USLIBOR +0.450%), 8/25/2060	10,003,580
3,546	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	3,546
2,400,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.796%, (3-month USLIBOR +0.360%), 10/15/2054	2,400,156
6,500,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.856%, (3-month USLIBOR +0.420%), 10/15/2054	6,500,260
5,280,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.730%, (3-month USLIBOR +0.420%), 12/22/2069	5,279,467
5,000,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.844%, (3-month USLIBOR +0.420%), 12/22/2069	5,002,270
5,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.747%, (3-month USLIBOR +0.380%), 7/15/2058	4,996,705
171,346		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.262%, 9/25/2034	170,168
2,810,218		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,530,003
1,262,244		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,136,088
2,219,786		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,997,886
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$3,885,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 3.019%, (3-month USLIBOR +0.550%), 1/21/2070	$3,887,945
10,890,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.859%, (3-month USLIBOR +0.390%), 1/21/2070	10,878,936
110,619		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	116,970
437,941	[1]	Washington Mutual 2006-AR15, Class 1A, 2.786%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	400,938
482,132	[1]	Washington Mutual 2006-AR17, Class 1A, 2.664%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	448,387
40,084		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.351%, 7/25/2034	40,176
		TOTAL	55,808,902
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $103,028,450)	102,575,641
		CORPORATE BONDS—33.8%
		Basic Industry - Chemicals—0.4%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	4,939,631
		Capital Goods - Aerospace & Defense—0.2%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	2,620,032
		Capital Goods - Construction Machinery—0.2%
2,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,026,248
		Capital Goods - Diversified Manufacturing—0.2%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	2,855,822
		Communications - Cable & Satellite—0.6%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 3.038%, (3-month USLIBOR +0.630%), 4/15/2024	4,149,705
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.45%, 10/1/2021	3,570,044
		TOTAL	7,719,749
		Communications - Media & Entertainment—0.1%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.20%, 9/20/2019	1,318,289
		Communications - Telecom Wireless—0.7%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.426%, (3-month USLIBOR +0.990%), 1/16/2024	9,975,100
		Communications - Telecom Wirelines—0.5%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.514%, (3-month USLIBOR +1.180%), 6/12/2024	4,014,131
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.104%, (3-month USLIBOR +0.770%), 6/17/2019	3,011,756
		TOTAL	7,025,887
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—3.7%
$1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.594%, (3-month USLIBOR +0.260%), 6/16/2020	$1,911,255
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.548%, (3-month USLIBOR +0.210%), 2/12/2021	3,993,412
1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,800,855
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.760%, (3-month USLIBOR +0.450%), 2/22/2021	1,998,907
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.871%, (3-month USLIBOR +0.530%), 5/5/2020	2,656,148
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.408%, (3-month USLIBOR +1.000%), 1/9/2020	5,002,131
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	4,999,181
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	4,988,975
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	2,969,087
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.986%, (3-month USLIBOR +1.550%), 1/14/2022	3,680,880
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.15%, 9/28/2020	2,926,697
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.983%, (3-month USLIBOR +0.630%), 9/21/2021	5,011,742
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	2,998,073
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.110%, (3-month USLIBOR +0.690%), 1/11/2022	5,049,590
		TOTAL	49,986,933
		Consumer Cyclical - Retailers—1.3%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	1,371,589
1,335,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.834%, (3-month USLIBOR +0.500%), 12/13/2019	1,335,047
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,857,872
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.047%, (3-month USLIBOR +0.720%), 3/9/2021	2,031,440
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.149%, (3-month USLIBOR +0.700%), 4/17/2020	4,463,949
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.80%, 6/5/2020	3,922,495
		TOTAL	16,982,392
		Consumer Cyclical - Services—0.4%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.90%, 8/21/2020	1,468,805
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.40%, 2/22/2023	1,816,974
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.90%, 4/1/2022	$1,754,641
		TOTAL	5,040,420
		Consumer Non-Cyclical - Food/Beverage—3.4%
2,780,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,776,729
1,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,489,627
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.238%, (3-month USLIBOR +0.700%), 11/15/2021	2,874,396
3,530,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,479,646
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.459%, (3-month USLIBOR +1.010%), 10/17/2023	1,392,787
4,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.761%, (3-month USLIBOR +0.420%), 8/9/2019	4,003,801
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	997,577
6,180,000		Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 3.551%, 5/25/2021	6,154,931
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	5,775,958
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,264,973
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 3.061%, (3-month USLIBOR +0.520%), 2/1/2019	8,007,623
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,025,236
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	4,986,893
		TOTAL	45,230,177
		Consumer Non-Cyclical - Health Care—0.3%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.353%, (3-month USLIBOR +1.030%), 6/6/2022	4,528,407
		Consumer Non-Cyclical - Pharmaceuticals—1.5%
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.947%, (3-month USLIBOR +0.620%), 6/10/2022	5,018,051
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.344%, (3-month USLIBOR +1.010%), 12/15/2023	4,535,161
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,320,266
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	1,385,892
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 2.591%, (3-month USLIBOR +0.270%), 3/1/2019	2,502,278
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,892,138
		TOTAL	19,653,786
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	689,579
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Supermarkets—0.1%
$1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	$1,496,963
		Energy - Integrated—0.7%
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 3.265%, (3-month USLIBOR +0.950%), 5/16/2021	5,108,431
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,169,778
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,759,838
		TOTAL	10,038,047
		Energy - Midstream—0.8%
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.50%, 2/1/2022	4,184,404
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.716%, (3-month USLIBOR +1.280%), 1/15/2023	6,105,104
		TOTAL	10,289,508
		Financial Institution - Banking—10.4%
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	1,989,115
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.50%, 8/13/2021	1,388,804
5,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, Series 144A, 2.772%, (3-month USLIBOR +0.460%), 5/17/2021	5,004,445
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.201%, (3-month USLIBOR +0.660%), 2/1/2019	9,008,150
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 3.476%, (3-month USLIBOR +1.040%), 1/15/2019	1,502,969
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.487%, (3-month USLIBOR +1.000%), 4/24/2023	4,041,497
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.857%, (3-month USLIBOR +0.380%), 1/23/2022	1,987,857
2,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.561%, (3-month USLIBOR +0.250%), 8/28/2020	2,001,078
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 3.077%, (3-month USLIBOR +0.760%), 12/7/2018	3,001,979
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series G, 2.15%, 2/24/2020	3,953,479
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.45%, 4/30/2021	1,992,497
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	2,963,039
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.688%, (3-month USLIBOR +0.350%), 2/12/2021	3,000,207
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.177%, (3-month USLIBOR +0.860%), 12/7/2018	4,002,704
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.247%, (3-month USLIBOR +0.930%), 6/7/2019	1,004,437
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.861%, (3-month USLIBOR +0.540%), 3/2/2020	$2,837,363
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.061%, (3-month USLIBOR +0.730%), 6/11/2021	4,179,203
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.971%, (3-month USLIBOR +0.590%), 9/27/2019	2,786,220
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.060%, (3-month USLIBOR +0.750%), 2/23/2023	1,999,181
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.307%, (3-month USLIBOR +0.780%), 10/31/2022	5,019,510
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.322%, (3-month USLIBOR +1.000%), 5/18/2024	9,979,900
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.877%, (3-month USLIBOR +0.550%), 3/9/2021	3,004,841
2,000,000	[1]	JPMorgan Chase Bank, N.A., Series BKNT, 2.73%, (Secured Overnight Financing Rate +0.550%), 10/19/2020	2,000,424
2,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.545%, (3-month USLIBOR +0.230%), 9/1/2020	2,000,695
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.831%, (3-month USLIBOR +0.290%), 2/1/2021	3,999,883
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.932%, (3-month USLIBOR +0.610%), 5/18/2022	3,008,953
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%), 12/1/2021	1,493,350
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 3.337%, (3-month USLIBOR +0.850%), 1/24/2019	2,002,538
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.891%, (3-month USLIBOR +0.550%), 2/10/2021	6,004,124
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	735,624
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, 2.50%, 1/22/2021	2,943,634
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 3.271%, (3-month USLIBOR +0.730%), 2/1/2022	4,043,299
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,105,092
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.59%, 1/29/2021	2,903,772
3,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.149%, (3-month USLIBOR +0.590%), 8/2/2022	2,995,817
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.761%, (3-month USLIBOR +0.430%), 6/11/2021	6,021,542
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.602%, (3-month USLIBOR +0.290%), 5/21/2021	9,004,554
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.989%, (3-month USLIBOR +0.480%), 10/28/2019	2,007,422
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	$2,943,879
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.66%, (Secured Overnight Financing Rate +0.480%), 3/25/2020	2,996,790
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.746%, (3-month USLIBOR +0.310%), 1/15/2021	2,994,570
		TOTAL	138,854,437
		Financial Institution - Broker/Asset Mgr/Exchange—0.5%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.971%, (3-month USLIBOR +0.430%), 11/1/2021	5,002,998
2,000,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	1,996,577
		TOTAL	6,999,575
		Financial Institution - Insurance - Health—0.2%
2,360,000	[1]	Halfmoon Parent, Inc., Sec. Fac. Bond, Series 144A, 2.977%, (3-month USLIBOR +0.650%), 9/17/2021	2,360,264
		Financial Institution - Insurance - Life—1.5%
2,380,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, Series 144A, 2.75%, (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,382,723
2,000,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	1,978,232
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	1,953,203
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, Series 144A, 3.45%, 10/9/2021	3,992,969
3,000,000		New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	2,954,818
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.533%, (3-month USLIBOR +0.160%), 10/1/2020	3,756,417
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.847%, (3-month USLIBOR +0.520%), 6/10/2022	3,018,196
		TOTAL	20,036,558
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.346%, (3-month USLIBOR +0.910%), 7/15/2027	870,505
		Other—0.0%
186,513	[1,2]	Carlyle Global Market Strategies, 4.436%, (3-month USLIBOR +2.000%), 7/15/2019	186,513
		Technology—2.9%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.641%, (3-month USLIBOR +0.300%), 5/6/2019	7,010,318
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	4,931,539
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 2.821%, (3-month USLIBOR +0.500%), 3/1/2019	$6,660,406
3,590,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	3,594,984
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 3.184%, (3-month USLIBOR +0.870%), 8/15/2021	4,573,895
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.80%, 10/1/2023	2,521,392
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,498,157
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,311,981
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 3.016%, (3-month USLIBOR +0.580%), 1/15/2019	5,005,428
		TOTAL	39,108,100
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,279,046
		Transportation - Services—0.4%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 2.70%, 3/14/2023	2,836,852
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2021	1,917,802
		TOTAL	4,754,654
		Utility - Electric—2.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,437,071
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	2,925,307
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,485,451
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.00%, 3/15/2020	1,968,084
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.773%, (3-month USLIBOR +0.400%), 6/25/2021	5,016,113
968,750		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	962,297
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	2,928,358
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 3.031%, (3-month USLIBOR +0.650%), 3/27/2020	525,060
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	707,821
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,048,919
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.90%, 3/15/2021	1,879,987
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,185,443
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	$1,130,081
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,821,049
		TOTAL	27,021,041
		Utility - Natural Gas—0.5%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.936%, (3-month USLIBOR +0.500%), 1/15/2021	2,890,210
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.589%, (3-month USLIBOR +0.275%), 11/15/2019	4,006,729
		TOTAL	6,896,939
		TOTAL CORPORATE BONDS (IDENTIFIED COST $452,865,615)	450,784,602
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
14		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	15
3,425		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	3,551
306		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	306
		TOTAL	3,872
		Federal National Mortgage Association—0.0%
43,516		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	48,319
		Government National Mortgage Association—0.0%
11,669		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	12,463
5,180		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	5,790
		TOTAL	18,253
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $66,882)	70,444
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Revenue Refunding Bonds (Series 2013B), 1.758%, 12/15/2018 (IDENTIFIED COST $1,224,545)	1,223,261
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,996,634)	2,885,595
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—6.8%
		U.S. Treasury Notes—6.8%
$10,000,000	[4]	United States Treasury Note, 1.625%, 6/30/2020	$9,801,904
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	6,888,211
75,000,000		United States Treasury Note, 2.625%, 5/15/2021	74,464,455
		TOTAL U.S. TREASURY (IDENTIFIED COST $91,902,489)	91,154,570
		INVESTMENT COMPANIES—9.6%
4,710,450		Federated Bank Loan Core Fund	47,292,924
41,722,357		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[5]	41,726,529
3,206,377		Federated Mortgage Core Portfolio	30,172,009
800,251		Federated Project and Trade Finance Core Fund	7,258,277
329,207		High Yield Bond Portfolio	2,018,037
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $132,067,657)	128,467,776
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,348,476,854)[6]	1,338,005,835
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(2,060,969)
		TOTAL NET ASSETS—100%	$1,335,944,866
At October 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[8]United States Treasury Note 5-Year Long Futures	125	$14,047,852	December 2018	$(87,597)
[8]United States Treasury Note 2-Year Long Futures	100	$21,065,625	December 2018	$(28,359)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(115,956)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
Affiliates	Balance of Shares Held 4/30/2018	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	4,579,140	131,310	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	33,501,761	497,248,905	(489,028,309)
Federated Mortgage Core Portfolio	3,154,187	52,190	—
Federated Project and Trade Finance Core Fund	781,140	19,111	—
High Yield Bond Portfolio	319,034	10,173	—
TOTAL OF AFFILIATED TRANSACTIONS	42,335,262	497,461,689	(489,028,309)
Semi-Annual Shareholder Report

Balance of Shares Held 10/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
4,710,450	$47,292,924	$(322,502)	$—	$1,319,748
41,722,357	$41,726,529	$(4,409)	$5,075	$ 766,157
3,206,377	$30,172,009	$(447,527)	$—	$496,978
800,251	$7,258,277	$7,620	$—	$173,480
329,207	$2,018,037	$(35,940)	$—	$64,017
50,768,642	$128,467,776	$(802,758)	$5,075	$2,820,380
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2018, these restricted securities amounted to $3,546, which represented 0.0% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,348,476,854.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,850,986	$—	$1,850,986
Asset-Backed Securities	—	558,967,675	25,285	558,992,960
Collateralized Mortgage Obligations	—	102,572,095	3,546	102,575,641
Corporate Bonds	—	450,598,089	186,513	450,784,602
Mortgage-Backed Securities	—	70,444	—	70,444
Municipal Bond	—	1,223,261	—	1,223,261
Foreign Government/Agency	—	2,885,595	—	2,885,595
U.S. Treasury	—	91,154,570	—	91,154,570
Investment Companies[1]	41,726,529	—	—	128,467,776
TOTAL SECURITIES	$41,726,529	$1,209,322,715	$215,344	$1,338,005,835
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabiliies	(115,956)	—	—	(115,956)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(115,956)	$—	$—	$(115,956)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $86,741,247 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended April 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.56	$8.59	$8.70
Income From Investment Operations:
Net investment income	0.07	0.11	0.07	0.06	0.05[1]	0.08
Net realized and unrealized gain (loss)	(0.01)	(0.07)	0.01	(0.06)	(0.02)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.04	0.08	0.00[2]	0.03	(0.03)
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	(0.07)	(0.06)	(0.06)	(0.08)
Net Asset Value, End of Period	$8.42	$8.44	$8.51	$8.50	$8.56	$8.59
Total Return[3]	0.66%	0.47%	0.95%	0.03%	0.36%	(0.35)%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.11%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.76%[4]	1.28%	0.82%	0.69%	0.63%	0.84%
Expense waiver/reimbursement[5]	0.18%[4]	0.28%	0.24%	0.22%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,948	$52,740	$59,738	$77,009	$77,164	$99,458
Portfolio turnover	16%	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended April 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.56	$8.59	$8.70
Income From Investment Operations:
Net investment income	0.10	0.16	0.12	0.11	0.10[1]	0.13
Net realized and unrealized gain (loss)	(0.02)	(0.07)	0.01	(0.06)	(0.02)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.09	0.13	0.05	0.08	0.02
Less Distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.12)	(0.11)	(0.11)	(0.13)
Net Asset Value, End of Period	$8.42	$8.44	$8.51	$8.50	$8.56	$8.59
Total Return[2]	0.95%	1.09%	1.57%	0.63%	0.94%	0.23%
Ratios to Average Net Assets:
Net expenses	0.48%[3]	0.48%	0.49%	0.52%	0.52%	0.52%
Net investment income	2.32%[3]	1.91%	1.46%	1.27%	1.20%	1.39%
Expense waiver/reimbursement[4]	0.12%[3]	0.20%	0.22%	0.22%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$388,441	$417,673	$478,362	$400,918	$664,167	$857,994
Portfolio turnover	16%	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended April 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.55	$8.59	$8.70
Income From Investment Operations:
Net investment income	0.09	0.16	0.11	0.09	0.09[1]	0.12
Net realized and unrealized gain (loss)	(0.02)	(0.09)	0.00[2]	(0.04)	(0.04)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.07	0.11	0.05	0.05	0.00
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.10)	(0.10)	(0.09)	(0.11)
Net Asset Value, End of Period	$8.42	$8.44	$8.51	$8.50	$8.55	$8.59
Total Return[3]	0.84%	0.86%	1.34%	0.54%	0.63%	0.04%
Ratios to Average Net Assets:
Net expenses	0.70%[4]	0.72%	0.71%	0.71%	0.71%	0.71%
Net investment income	2.11%[4]	1.65%	1.21%	1.08%	1.01%	1.23%
Expense waiver/reimbursement[5]	0.17%[4]	0.34%	0.28%	0.26%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,976	$27,049	$48,327	$82,019	$96,168	$154,154
Portfolio turnover	16%	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended April 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.56	$8.59	$8.70
Income From Investment Operations:
Net investment income	0.10	0.17	0.13	0.12	0.12[1]	0.14
Net realized and unrealized gain (loss)	(0.02)	(0.07)	0.01	(0.05)	(0.02)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.10	0.14	0.07	0.10	0.03
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.13)	(0.13)	(0.13)	(0.14)
Net Asset Value, End of Period	$8.42	$8.44	$8.51	$8.50	$8.56	$8.59
Total Return[2]	1.01%	1.22%	1.71%	0.79%	1.11%	0.40%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.44%[3]	2.04%	1.57%	1.44%	1.37%	1.57%
Expense waiver/reimbursement[4]	0.17%[3]	0.27%	0.24%	0.22%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$811,230	$438,235	$403,852	$515,604	$404,485	$391,281
Portfolio turnover	16%	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2018	Year Ended 4/30/2018	Period Ended 4/30/2017[1]
Net Asset Value, Beginning of Period	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income	0.10	0.17	0.07
Net realized and unrealized gain (loss)	(0.01)	(0.06)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.11)	(0.17)	(0.04)
Net Asset Value, End of Period	$8.43	$8.45	$8.51
Total Return[2]	1.02%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.33%[3]
Net investment income	2.49%[3]	2.19%	1.34%[3]
Expense waiver/reimbursement[4]	0.10%[3]	0.20%	0.40%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,348	$13,637	$0.00[5]
Portfolio turnover	16%	28%	34%[6]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $128,467,776 of investment in affiliated holdings (identified cost $1,348,476,854)		$1,338,005,835
Cash		8,575
Restricted cash (Note 2)		126,000
Income receivable		4,279,525
Income receivable from affiliated holdings		610,220
Receivable for investments sold		4,701,282
Receivable for shares sold		1,288,515
TOTAL ASSETS		1,349,019,952
Liabilities:
Payable for investments purchased	$10,325,272
Payable for shares redeemed	1,971,579
Payable for daily variation margin on futures contracts	165,824
Income distribution payable	395,966
Payable for investment adviser fee (Note 5)	7,746
Payable for administrative fees (Note 5)	2,926
Payable for distribution services fee (Note 5)	11,256
Payable for other service fees (Notes 2 and 5)	59,826
Accrued expenses (Note 5)	134,691
TOTAL LIABILITIES		13,075,086
Net assets for 158,603,767 shares outstanding		$1,335,944,866
Net Assets Consist of:
Paid-in capital		$1,355,483,559
Total distributable earnings (loss)		(19,538,693)
TOTAL NET ASSETS		$1,335,944,866
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($53,948,095 ÷ 6,404,384 shares outstanding), no par value, unlimited shares authorized	$8.42
Offering price per share (100/99.00 of $8.42)	$8.51
Redemption proceeds per share	$8.42
Institutional Shares:
Net asset value per share ($388,441,479 ÷ 46,127,116 shares outstanding), no par value, unlimited shares authorized	$8.42
Offering price per share	$8.42
Redemption proceeds per share	$8.42
Service Shares:
Net asset value per share ($24,976,377 ÷ 2,965,266 shares outstanding), no par value, unlimited shares authorized	$8.42
Offering price per share	$8.42
Redemption proceeds per share	$8.42
Class Y Shares:
Net asset value per share ($811,230,419 ÷ 96,301,978 shares outstanding), no par value, unlimited shares authorized	$8.42
Offering price per share	$8.42
Redemption proceeds per share	$8.42
Class R6 Shares:
Net asset value per share ($57,348,496 ÷ 6,805,023 shares outstanding), no par value, unlimited shares authorized	$8.43
Offering price per share	$8.43
Redemption proceeds per share	$8.43
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2018 (unaudited)
Investment Income:
Interest			$14,297,534
Dividends (including $2,820,380 received from affiliated holdings*)			2,725,427
TOTAL INCOME			17,022,961
Expenses:
Investment adviser fee (Note 5)		$2,000,671
Administrative fee (Note 5)		486,397
Custodian fees		26,518
Transfer agent fees (Note 2)		390,405
Directors'/Trustees' fees (Note 5)		4,939
Auditing fees		14,921
Legal fees		6,013
Portfolio accounting fees		91,620
Distribution services fee (Note 5)		117,647
Other service fees (Notes 2 and 5)		325,771
Share registration costs		71,239
Printing and postage		31,336
Miscellaneous (Note 5)		15,671
TOTAL EXPENSES		3,583,148
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(721,216)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(209,201)
TOTAL WAIVERS AND REIMBURSEMENTS		(930,417)
Net expenses			2,652,731
Net investment income			$14,370,230
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $5,075 on sales of investments in an affiliated holding*)	$(98,140)
Net realized gain on foreign currency transactions	627
Net realized loss on futures contracts	(83,354)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(802,758) on investments in affiliated holdings*)	(2,226,619)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(33)
Net change in unrealized depreciation of futures contracts	(86,367)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(2,493,886)
Change in net assets resulting from operations	$11,876,344
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2018	Year Ended 4/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,370,230	$18,471,361
Net realized loss	(180,867)	(2,721,248)
Net change in unrealized appreciation/depreciation	(2,313,019)	(4,983,337)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,876,344	10,766,776
Distributions to Shareholders (Note 2):
Class A Shares	(445,519)	(722,711)
Institutional Shares	(4,662,242)	(8,319,743)
Service Shares	(279,834)	(651,142)
Class Y Shares	(8,706,658)	(8,693,684)
Class R6 Shares	(371,529)	(122,191)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,465,782)	(18,509,471)
Share Transactions:
Proceeds from sale of shares	628,122,649	456,081,586
Net asset value of shares issued to shareholders in payment of distributions declared	12,362,208	15,346,902
Cost of shares redeemed	(251,283,852)	(504,631,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	389,201,005	(33,203,486)
Change in net assets	386,611,567	(40,946,181)
Net Assets:
Beginning of period	949,333,299	990,279,480
End of period	$1,335,944,866	$949,333,299
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2018 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are
Semi-Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $930,417 is disclosed in this Note 2 and Note 5. For the six months ended October 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$27,126	$(15,579)
Institutional Shares	65,894	—
Service Shares	7,565	(2,732)
Class Y Shares	288,104	(187,330)
Class R6 Shares	1,716	—
TOTAL	$390,405	$(205,641)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
All distributions as indicated on the Statement of Changes in Net Assets for the year ended April 30, 2018, were from net investment income. Undistributed net investment income at October 31, 2017, was $84,388.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares, Institutional Shares and Service Fund's Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$62,830
Institutional Shares	230,113
Service Shares	32,828
TOTAL	$325,771
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either a specified amount of U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities.. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $23,932,952. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2018, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at October 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$3,569	$3,546
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$115,956*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(83,354)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(86,367)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,392,131	$11,741,270	2,309,769	$19,606,819
Shares issued to shareholders in payment of distributions declared	52,006	438,803	83,949	712,670
Shares redeemed	(1,287,975)	(10,869,131)	(3,167,220)	(26,889,157)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	156,162	$1,310,942	(773,502)	$(6,569,668)
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,395,253	$62,366,135	19,340,586	$164,232,595
Shares issued to shareholders in payment of distributions declared	392,998	3,314,267	694,504	5,893,993
Shares redeemed	(11,158,649)	(94,121,456)	(26,781,010)	(227,437,489)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,370,398)	$(28,441,054)	(6,745,920)	$(57,310,901)

	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	205,458	$1,734,062	658,669	$5,601,968
Shares issued to shareholders in payment of distributions declared	32,114	270,931	74,455	632,561
Shares redeemed	(476,977)	(4,024,619)	(3,209,564)	(27,260,846)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(239,405)	$(2,019,626)	(2,476,440)	$(21,026,317)

	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	59,774,528	$504,447,388	29,273,486	$248,593,502
Shares issued to shareholders in payment of distributions declared	980,171	8,269,994	949,603	8,060,396
Shares redeemed	(16,373,888)	(138,215,457)	(25,771,751)	(218,663,514)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	44,380,811	$374,501,925	4,451,338	$37,990,384

	Six Months Ended 10/31/2018		Year Ended 4/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,662,681	$47,833,794	2,126,998	$18,046,702
Shares issued to shareholders in payment of distributions declared	8,082	68,213	5,583	47,282
Shares redeemed	(480,178)	(4,053,189)	(518,155)	(4,380,968)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,190,585	$43,848,818	1,614,426	$13,713,016
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	46,117,755	$389,201,005	(3,930,098)	$(33,203,486)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At October 31, 2018, the cost of investments for federal tax purposes was $1,348,476,854. The net unrealized depreciation of investments for federal tax purposes was $10,586,975. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,434,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,021,076. The amounts presented are inclusive of derivative contracts.
At April 30, 2018, the Fund had a capital loss carryforward of $7,254,517 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,809,433	$5,445,084	$7,254,517
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended October 31, 2018, the Adviser voluntarily waived $700,538 of its fee and voluntarily reimbursed $205,641 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2018, the Adviser reimbursed $20,678.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$104,298	$—
Service Shares	13,349	(3,560)
TOTAL	$117,647	$(3,560)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2018, FSC retained $52,126 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2018, FSC retained $507 in sales charges from the sale of Class A Shares.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended October 31, 2018, FSSC received $15,042 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2018, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS, Y and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.95%, 0.65%, 0.65%, 0.37% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended October 31, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $36,864,185.
5. Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2018, were as follows:
Purchases	$501,233,714
Sales	$186,442,993
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month
Semi-Annual Shareholder Report

London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2018, the Fund had no outstanding loans. During the six months ended October 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2018, there were no outstanding loans. During the six months ended October 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective at the close of business on November 2, 2018, Institutional Shares were redesignated as the new Service Shares, the existing Service Shares were converted into the newly redesignated Service Shares and Class Y Shares were redesignated as the new Institutional Shares.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,006.60	$5.31[2]
Institutional Shares	$1,000	$1,009.50	$2.43[3]
Service Shares	$1,000	$1,008.40	$3.54
Class Y Shares	$1,000	$1,010.10	$1.82
Class R6 Shares	$1,000	$1,010.20	$1.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.90	$5.35[2]
Institutional Shares	$1,000	$1,022.80	$2.45[3]
Service Shares	$1,000	$1,021.70	$3.57
Class Y Shares	$1,000	$1,023.40	$1.84
Class R6 Shares	$1,000	$1,023.40	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Institutional Shares	0.48%
Service Shares	0.70%
Class Y Shares	0.36%
Class R6 Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.95% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.80 and $4.84, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.29 and $3.31, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Short-Term Income Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Semi-Annual Shareholder Report

respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
CUSIP 31420C563
31499 (12/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 21, 2018